Share-based compensation - Long-Term Incentive Plan (Details)						6 Months Ended
	Oct. 01, 2025 USD ($) EquityInstruments Options $ / shares shares	Sep. 01, 2025 USD ($) EquityInstruments	Jul. 01, 2025 USD ($) EquityInstruments Options $ / shares shares	Oct. 01, 2024 USD ($) EquityInstruments	Jul. 01, 2024 USD ($) Options EquityInstruments item $ / shares shares	Dec. 31, 2025 Options	Dec. 31, 2024 Options
Long-Term Incentive Plan
Share-based compensation
Number of units granted					2,295,434
Grant date fair value | $	$ 8.5	$ 9.28	$ 7.94	$ 3.65	$ 5.07
Exercise price | $ / shares	$ 7.97		$ 7.89		$ 5.07
Time-vesting RSUs
Share-based compensation
Number of units granted	3,730	3,449	1,313,946	102,740	1,252,241
Percentage of awards vesting annually					33.33%
Vesting period	3 years		3 years		3 years
Non-Market Performance RSUs
Share-based compensation
Number of units granted	3,178		1,106,332		1,043,193
Vesting period	3 years		3 years		3 years
Duration of gross profit	3 years		3 years		3 years
Stock options under long-term incentive plan
Share-based compensation
Percentage of awards vesting annually	33.33%		33.33%		33.33%
Vesting period	3 years		3 years		3 years
Granted | Options	6,465		2,087,724		3,277,477	2,094,189	3,277,477
Number of shares per option | shares	1		1		1
Exercise price | $ / shares	$ 7.97		$ 7.89		$ 5.07
Vested options term	10 years		10 years		10 years
Number of different tranches | item					3
Minimum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of gross profit	25.00%		25.00%		25.00%
Maximum | Non-Market Performance RSUs
Share-based compensation
Potential award level of grant, depending on achievement of gross profit	200.00%		200.00%		200.00%